Biocon Acquisition - Schedule of Acquired Intangible Assets Amortized Over Estimated Useful Lives (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Preliminary Fair Values: Total intangible assets	$ 590	$ 590
Tradenames, Service Marks and Domain Names [Member]
Preliminary Fair Values: Total intangible assets	$ 50	$ 50
Weighted Average Useful Life (Years)	5 years	5 years
Customer Relationships [Member]
Preliminary Fair Values: Total intangible assets	$ 540	$ 540
Weighted Average Useful Life (Years)	17 years	17 years